April 16, 2010
Tom Kluck
Legal Branch Chief
Division of Corporate Finance
U.S. Securities and Exchange Commission

Re:	Real Estate Associates Limited V Amendment No. 1 to Preliminary Proxy Statement on Schedule 14A Filed March 29, 2010 File No. 000-12498
Dear Mr. Kluck:
     We are in receipt of your letter dated April 7, 2010, regarding your review of Real Estate Associates Limited V (the “Company”) Amendment No. 1 to Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”).
     Your letter indicates the following:
General
1.	We note your response to comment 1 of our letter dated March 24, 2010. Please update your pro forma financial information to provide disclosure as of your most recently completed fiscal year.

2.	We note that pro forma statements shall ordinarily be in columnar form showing condensed historical statements, pro forma adjustments, and the pro forma results. Also, all adjustments should be referenced to notes which clearly explain the assumptions involved. Please revise your disclosure. Please refer to Rule 11-02(b)(4) and (6) of Regulation S-X.

3.	We note that your balance sheet pro forma disclosure should be presented assuming the transaction was consummated at the end of the most recent period and that your statements of operations should be presented assuming the transaction was consummated at the beginning of the fiscal year presented. Please revise your disclosure. Please refer to Rule 11-02(b)(6) of Regulation S-X.
     In response to your comments, the Company has revised the Proxy Statement to include the pro forma financial information for this transaction as required by Regulation S-X.
     The Company further acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do nor foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     We thank you for your assistance in the Company’s compliance with applicable disclosure requirements.
Sincerely,
/s/ Stephen B. Waters
Stephen B. Waters
Senior Director
Real Estate Associates Limited V